Nature of Activities and Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenue	$ 369,170,248		$ 369,170,248
United States – East [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,609,313		32,609,313
United States – West [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 336,560,935		$ 336,560,935